Quarterly Financial Information - Quarterly Financial Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Collaboration revenue				$ 2,122	$ 2,940	$ 6,024	$ 6,737	$ 4,025	$ 1,374	$ 5,062	$ 18,160	$ 27,116
Research and development	$ 912	$ 1,702	$ 3,782	4,662	4,642	6,587	8,303	6,545	3,673	14,788	25,108	46,224
General and administrative	2,532	2,295	1,864	2,475	2,299	2,915	3,125	3,067	2,698	8,933	11,805	10,625
Restructuring costs (recovery)	(98)	1,814	(31)	(8)	431					2,206		(267)
Recovery of lease termination loss			(1,250)							(1,250)
Litigation settlement				1,375						1,375
Asset impairment charge		202								202
Total operating expenses	3,346	6,013	4,365	8,504	7,372	9,502	11,428	9,612	6,371	26,254	36,913	56,582
Other income	77	170	675	(507)	725	1,756	141	(423)	480	1,063	1,952	3,226
Net loss	$ (3,269)	$ (5,843)	$ (3,690)	$ (6,889)	$ (3,707)	$ (1,722)	$ (4,550)	$ (6,010)	$ (4,517)	$ (20,129)	$ (16,801)	$ (26,240)
Basic and diluted net loss per share	$ (0.11)	$ (0.19)	$ (0.12)	$ (0.23)	$ (0.12)	$ 0.06	$ 0.16	$ 0.26	$ 0.20	$ (0.67)	$ (0.64)	$ (1.45)